Financial Instruments - Fair value-Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Interest rate swaps-liability position, at fair value	$ (65,585)	$ (73,931)
Forward contracts-liability position	$ (490)	$ (1,009)